Redeemable Noncontrolling Interests - Summary Of Redeemable Noncontrolling Interests (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interests, Begining Balance	¥ 30,000	$ 4,350	¥ 0
Issuance of subsidiary shares	70,000	10,149	30,000
Accretion of redeemable noncontrolling interests	7,490	1,086	0
Redeemable Noncontrolling Interests, Ending Balance	¥ 107,490	$ 15,585	¥ 30,000